Form N-1A Supplement	Sep. 30, 2024
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated June 18, 2025 to the Prospectus and Summary Prospectus, each dated February 1, 2025, as may be revised or supplemented from time to time, for the following fund:
LOOMIS SAYLES CORE PLUS BOND FUND
(the “Fund”)
Effective July 1, 2025, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.73%, 1.48%, 0.43%, 0.73% and 0.48% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2027.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” of the Summary Prospectus are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b‑1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.18%	0.18%	0.07%	0.18%[1]	0.18%
Total annual fund operating expenses	0.75%	1.50%	0.39%	0.75%	0.50%
Fee waiver and/or expense reimbursement[2]	0.02%	0.02%	0.00%	0.02%	0.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.73%	1.48%	0.39%	0.73%	0.48%
[1]	Other expenses for Class T shares are estimated for the current fiscal year
[2]
Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) and Natixis Advisors, LLC (“Natixis Advisors”), the Fund’s advisory administrator, have given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.73%, 1.48%, 0.43%, 0.73% and 0.48% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class‑by‑class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the examples for the Class A, Class C, Class T and Class Y shares are based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten‑year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$496	$651	$821	$1,313
Class C	$251	$471	$815	$1,585
Class N	$40	$125	$219	$493
Class T	$323	$481	$653	$1,154
Class Y	$49	$157	$276	$625

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$151	$471	$815	$1,585

Loomis Sayles Core Plus Bond Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Supplement dated June 18, 2025 to the Prospectus and Summary Prospectus, each dated February 1, 2025, as may be revised or supplemented from time to time, for the following fund:
LOOMIS SAYLES CORE PLUS BOND FUND
(the “Fund”)
Effective July 1, 2025, Loomis, Sayles & Company, L.P. has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.73%, 1.48%, 0.43%, 0.73% and 0.48% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2027.
Accordingly, the Annual Fund Operating Expenses table and the Example table within the section “Fund Fees & Expenses” of the Summary Prospectus are amended and restated as follows with respect to the Fund:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class N	Class T	Class Y
Management fees	0.32%	0.32%	0.32%	0.32%	0.32%
Distribution and/or service (12b‑1) fees	0.25%	1.00%	0.00%	0.25%	0.00%
Other expenses	0.18%	0.18%	0.07%	0.18%[1]	0.18%
Total annual fund operating expenses	0.75%	1.50%	0.39%	0.75%	0.50%
Fee waiver and/or expense reimbursement[2]	0.02%	0.02%	0.00%	0.02%	0.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.73%	1.48%	0.39%	0.73%	0.48%
[1]	Other expenses for Class T shares are estimated for the current fiscal year
[2]
Loomis, Sayles & Company, L.P. (“Loomis Sayles” or the “Adviser”) and Natixis Advisors, LLC (“Natixis Advisors”), the Fund’s advisory administrator, have given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.73%, 1.48%, 0.43%, 0.73% and 0.48% of the Fund’s average daily net assets for Class A, Class C, Class N, Class T and Class Y shares, respectively, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, and organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2027 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class‑by‑class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below both (1) the class’ applicable expense limitation at the time such amounts were waived/reimbursed and (2) the class’ current applicable expense limitation. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the examples for the Class A, Class C, Class T and Class Y shares are based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement
assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example for Class C shares for the ten‑year period reflects the conversion to Class A shares after eight years. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

If shares are redeemed:	1 year	3 years	5 years	10 years
Class A	$496	$651	$821	$1,313
Class C	$251	$471	$815	$1,585
Class N	$40	$125	$219	$493
Class T	$323	$481	$653	$1,154
Class Y	$49	$157	$276	$625

If shares are not redeemed:	1 year	3 years	5 years	10 years
Class C	$151	$471	$815	$1,585